Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net loss attributable to partners	$ (295,957)	$ (80,349)
Cash flows from operating activities
Net loss	(295,957)	(98,743)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	29,040	28,658
Use of restricted cash and cash equivalents for certain operating activities	64,705	35,070
Non-cash LNG inventory write-downs	14,978	13,599
Amortization of debt issuance costs and discount	5,639	4,919
Total (gains) losses on derivatives, net	94,859	(77,767)
Net cash from settlement of derivative instruments	(17,520)	(222)
Loss on early extinguishment of debt	114,335	80,510
Other	139	0
Changes in operating assets and liabilities:
Accounts and interest receivable	(31)	(23,879)
Accounts receivable—affiliate	173	(1,409)
Accounts payable and accrued liabilities	1,025	2,523
Due to affiliates	5,875	31,197
Deferred revenue	(1,955)	(1,955)
Advances to affiliate	12,838	(3,027)
LNG inventory	(14,445)	(16,147)
LNG inventory—affiliate	0	3,837
Other	(6,613)	(1,849)
Other—affiliate	(151)	0
Net cash provided by (used in) operating activities	6,934	(24,685)
Cash flows from investing activities
Property, plant and equipment, net	(1,305,506)	(1,271,830)
Use of restricted cash and cash equivalents for the acquisition of property, plant and equipment	1,302,039	1,266,347
Purchase of Creole Trail Pipeline Business, net	0	(313,892)
Other	2,495	(2,990)
Net cash provided by (used in) investing activities	(972)	(322,365)
Cash flows from financing activities
Proceeds from issuances of long-term debt	2,584,500	3,504,478
Proceeds from sale of partnership common and general partner units	0	375,917
Contributions to Creole Trail Pipeline Business from Cheniere, net	0	20,705
Investment in restricted cash and cash equivalents	(2,321,253)	(3,247,277)
Debt issuance and deferred financing costs	(85,197)	(228,882)
Repayments of long-term debt	(177,000)	(100,000)
Distributions to owners	(49,508)	(41,879)
Other	(1,049)	0
Net cash provided by (used in) financing activities	(49,507)	283,062
Net decrease in cash and cash equivalents	(43,545)	(63,988)
Cash and cash equivalents—beginning of period	351,032	419,292
Cash and cash equivalents—end of period	$ 307,487	$ 355,304